Summary of Significant Accounting Policies (Details 6) (USD $)	1 Months Ended		3 Months Ended												12 Months Ended
	Nov. 30, 2011 Y	Apr. 30, 2011 Y	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011 categories Y	Dec. 31, 2010	Dec. 31, 2009	Nov. 18, 2011
Segment, Geographic and Significant Customer Information
Number of revenue categories															4
Classification of revenue by categories
Revenues			$ 40,378,000	$ 64,319,000	$ 36,353,000	$ 18,097,000	$ 24,018,000	$ 26,218,000	$ 22,608,000	$ 24,468,000	$ 24,530,000	$ 23,597,000	$ 19,702,000	$ 23,220,000	$ 159,147,000	$ 97,312,000	$ 91,049,000
Product revenue
Deferred cost of revenue, primarily related to finished goods inventory			6,300,000				1,000,000								6,300,000	1,000,000
Deferred costs of revenue recognition period (in years)															1
Deferred Revenue
Up-front license, support and additional fees received															28,000,000
Period to recognize revenue (in years)		20
Revenue related to license and support fee															1,000,000
License term (in years)	10
Upfront license fee received and recorded in deferred revenue																		7,500,000
Aggregate carrying value of trade name intangible asset			200,000												200,000
Customer Deposits
Customer deposits recorded in other current liabilities			6,900,000				6,200,000								6,900,000	6,200,000
Research, Development and Engineering Costs
Research and development costs that were offset by cost-sharing funding															6,300,000	4,900,000	2,800,000
Pre-production costs related to long-term supply arrangements expensed as research, development and engineering expense															2,700,000	2,100,000
Production start-up expenditures
Aggregated production start-up expenditures															13,810,000	26,685,000	1,524,000
Production start-up reimbursements															(4,589,000)	(5,621,000)
Production start-up expenses															9,221,000	21,064,000	1,524,000
Fair Value of Financial Instruments
Convertible notes, fair value			51,400,000												51,400,000
Convertible Notes, Carrying Value			140,100,000				9,982,000								140,100,000	9,982,000
Convertible Notes, Face Amount			143,800,000												143,800,000
Aggregate carrying value of long-lived assets			4,200,000												4,200,000
Aggregate carrying value of trade name intangible asset			200,000												200,000
Asset impairment charge															4,354,000	758,000	931,000
Other-than-temporary impairment charge															11,612,000
Fisker Automotive, Inc.
Fair Value of Financial Instruments
Other-than-temporary impairment charge															11,600,000
Carrying value of investment			8,900,000				20,500,000								8,900,000	20,500,000
Maximum
Product revenue
Standard warranty period (in years)															5
Minimum
Product revenue
Standard warranty period (in years)															1
Deferred Revenue
Period to classify deferred revenue as long term (in years)															1
Transportation
Classification of revenue by categories
Revenues															84,248,000	43,673,000	45,298,000
Electric grid
Classification of revenue by categories
Revenues															39,555,000	13,557,000	11,080,000
Commercial
Classification of revenue by categories
Revenues															15,277,000	16,596,000	20,141,000
Services
Classification of revenue by categories
Revenues															$ 20,067,000	$ 23,486,000	$ 14,530,000